Subsequent events (Details)					1 Months Ended	3 Months Ended	6 Months Ended
	Sep. 10, 2019	Jul. 30, 2019 USD ($)	Jun. 05, 2019	Mar. 13, 2019	Jul. 31, 2019 USD ($) shares $ / shares	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($) shares $ / shares	Jun. 30, 2018 USD ($)	Feb. 01, 2019 $ / shares shares	Dec. 31, 2018 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Repayments							$ 166,755,000	$ 167,491,000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 0.10
Common stock [Member]
Disclosure of non-adjusting events after reporting period [line items]
Common stock, par value (in dollars per share) | $ / shares							$ 0.01			$ 0.01
2013 Equity Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares reserved for issuance (in shares) | shares									86,977
Common stock, par value (in dollars per share) | $ / shares									$ 0.01
2013 Equity Incentive Plan [Member] | Common stock [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares reserved for issuance (in shares) | shares					134,893
Common stock, par value (in dollars per share) | $ / shares					$ 0.01
Convertible Notes due 2019 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments					$ 142,700,000
Convertible conversion rate			0.01014940	0.01011100
Convertible Senior Notes Due 2022 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Convertible conversion rate	0.02566370		0.02557670	0.02547990
Borrowings, Increase in conversion rate							0.00008700
Restricted Stock [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares							220,250
Weighted average grant date fair value, granted (in USD per share)							$ 24.93
Employees [Member] | Restricted Stock [Member] | 2013 Equity Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares					230,170		112,750
Weighted average grant date fair value, granted (in USD per share)					$ 26
Exhaust Gas cleaning System [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of facilities to partially finance scrubbers						7
Commitments increase to liquidity						$ 87,000,000
Additional Commitments increase to liquidity						$ 35,000,000